SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2016
Short-term Investments [Abstract]
Schedule of Contractual Maturity of the Short-term Investments

Contractual maturity of the balances at June 30, 2016 and 2015 were as follow:

	June 30, 2016	June 30, 2015
Maturing within one year	$23,167,933	$46,654,007
Maturing within three years	13,572,204	14,732,844
Maturing within five years	113,101,701	122,773,704
Total	$149,841,838	$184,160,555